EARNINGS PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHAREBasic earnings per share is calculated by dividing net income available to common shareholders by the weighted average number of common shares outstanding. Diluted earnings per share reflect additional potential common shares that would have been outstanding if dilutive potential common shares had been issued, as well as any adjustment to income that would result from the assumed issuance. Potential common shares that may be issued by the Company relate to outstanding stock options issued, as well as any adjustment to income that would result from the assumed issuance. Potential common shares that may be issued by the Company relate to outstanding stock options.

	For the Three Months Ended March 31,
	2022	2021
Basic Earnings Per Share:
Net Income	$4,557	$5,681
Weighted average common shares outstanding	8,935,384	7,681,578
Basic earnings per share	$0.51	$0.74
Diluted Earnings Per Share:
Net income allocated to common shareholders	$4,549	$5,674
Weighted average common shares outstanding	8,935,384	7,681,578
Net dilutive effect of:
Assumed exercises of stock options	129,980	113,281
Average shares and dilutive potential common shares	9,065,364	7,794,859
Dilutive earnings per share	$0.50	$0.73
EARNINGS PER SHARE
Basic earnings per share is calculated by dividing net income available to common shareholders by the weighted average number of common shares outstanding. Diluted earnings per share reflect additional potential common shares that would have been outstanding if dilutive potential common shares had been issued, as well as any adjustment to income that would result from the assumed issuance. Potential common shares that may be issued by the Company relate to outstanding stock options issued, as well as any adjustment to income that would result from the assumed issuance. Potential common shares that may be issued by the Company relate to outstanding stock options.

	For the Years Ended
	2021	2020
Basic Earnings Per Share:
Net Income	$18,567	$12,107
Weighted average common shares outstanding	8,198,188	7,673,085
Basic earnings per share	$2.26	$1.58
Diluted Earnings Per Share:
Net income allocated to common shareholders	$18,538	$12,095
Weighted average common shares outstanding	8,198,188	7,673,085
Net dilutive effect of:
Assumed exercises of stock options	118,348	92,778
Average shares and dilutive potential common shares	8,316,536	7,765,863
Dilutive earnings per share	$2.23	$1.56